18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY) (Tables)	12 Months Ended
Sep. 30, 2013
Summarized Financial Information Of Teche Holding Company Parent Company Only Tables
PARENT COMPANY
Balance Sheets

	Year ended September 30,
	2013	2012 _
Assets:
Investment in subsidiary	$ 80,724	$ 77,240
Cash and cash equivalents	7,120	5,303
Other	1,217	998

Total assets	$ 89,061	$ 83,541

Stockholder’s equity	$ 89,061	$ 83,541

Statements of Earnings

	Year Ended September 30,
	2013	2012	2011

Dividends received from subsidiary	$ 5,500	$ 4,400	$ 4,000
Equity in earnings of subsidiary (less than) greater
than dividends received	3,580	3,090	3,578
Interest income from subsidiary	4	5	5
Management fees and other expenses allocated to the
parent	(77)	(77)	(77)
Other expenses - net	(464)	(245)	(471)
Income before income taxes	8,543	7,173	7,035
Income tax benefit	(188)	(112)	(193)
Net Income	$ 8,731	$ 7,285	$ 7,228

Statements of Cash Flows

	Year Ended September 30,
	2013	2012	2011
Cash flows from operating activities	$ 4,971	$ 3,925	$ 3,487

Cash flow from investing activities:
Purchase of securities available-for-sale	(100)	(186)	(150)
Proceeds from sale of land to bank	-	1,023	-
Proceeds from sale of securities	179	370	232

Net cash provided by investing activities	79	1,207	82

Cash flows from financing activities:
Dividends paid	(3,008)	(2,983)	(2,967)
Proceeds from exercise of stock options	2,366	1,023	138
Net loan activity with ESOP	-	65	261
Cash paid for purchase of common stock for treasury	(2,591)	(2,728)	(1,196)

Net cash used in financing activities	(3,233)	(4,623)	(3,764)

Net (decrease) increase in cash and cash equivalents	1,817	509	(195)

Cash and cash equivalents – beginning of year	5,303	4,794	4,989

Cash and cash equivalents – end of year	$ 7,120	$ 5,303	$ 4,794